22,263-8                        Exchange Act-Forms                1868   4-28-99

                                    FORM 13F

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                                                OMB Number:      3235-0006
                                                Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                            [ ]    is a restatement.
                            [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  AV Partners VI, L.P.

Address: 701 N. Brazos Street, Suite 1400, Austin, TX 78701

Form 13F File Number:  28-05403 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph C. Aragona
Title:  General Partner
Phone:  512 485-1900
Signature, Place, and Date of Signing:

/s/Joseph C. Aragona
--------------------------------------------------------------------------------
[Signature]

Austin, TX
--------------------------------------------------------------------------------
[City, State]

November 13, 2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                           0
                                                      --------
Form 13F Information Table Entry Total:
                                                             7
                                                      --------
Form 13F Information Table Value Total:
                                                      $ 83,347
                                                      --------
                                                     (thousands)
List of Other Included Managers:

   None

                                                   FORM 13F INFORMATION TABLE


                                                                                                                Voting Authority
                                                                                                                ----------------
                                                           Value      Shares/ Sh/  Put/Invstmt  Other
      Name of Issuer        Title of class CUSIP           (x$1000)   PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------------
Ashford.com                  COM         044093102          1,475      436,910  SH      Sole                  436,910   0       0
Crossroads Systems Inc.      COM         22765D100          2,550      300,000  SH      Sole                  300,000   0       0
Egreetings Network Inc.      COM         282343102            877      825,081  SH      Sole                  825,081   0       0
MetaSolv Software Inc.       COM         591393103         40,256      984,864  SH      Sole                  984,864   0       0
FreeMarkets                  COM         356602102         16,268      284,772  SH      Sole                  284,772   0       0
Sapient Corp.                COM         803062108         17,412      427,954  SH      Sole                  427,954   0       0
Lucent                       COM         549463107          4,509      149,378  SH      Sole                  149,378   0       0
                                         TOTAL             83,347
